JOHN HANCOCK
Income Funds
--------------------------------------------------------------------------------
Prospectus                                                             10.1.2004
--------------------------------------------------------------------------------

                                                                      as revised
                                                                       7.15.2005

Bond Fund

Government Income Fund

High Income Fund

High Yield Fund (formerly High Yield Bond Fund)

Investment Grade Bond Fund

Strategic Income Fund

[LOGO]John Hancock
   ------------------
   JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK INCOME FUNDS
--------------------------------------------------------------------------------
Bond Fund                                                                      4
Government Income Fund                                                         6
High Income Fund                                                               8
High Yield Fund                                                               10
Investment Grade Bond Fund                                                    12
Strategic Income Fund                                                         14

YOUR ACCOUNT
--------------------------------------------------------------------------------
Choosing a share class                                                        16
How sales charges are calculated                                              16
Sales charge reductions and waivers                                           17
Opening an account                                                            18
Buying shares                                                                 19
Selling shares                                                                20
Transaction policies                                                          22
Dividends and account policies                                                24
Additional investor services                                                  25

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            26
Management biographies                                                        27
Financial highlights                                                          28

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Income Funds

These funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:
o   are seeking a regular stream of income
o   want to diversify their portfolios
o are seeking a mutual fund for the income portion of an asset allocation portfolio
o   are retired or nearing retirement

Income funds may NOT be appropriate if you:
o   are investing for maximum return over a long time horizon
o   require absolute stability of your principal

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc., (a subsidiary of Manulife Financial Corporation) and as of March 31, 2005, managed approximately $30 billion in assets.


--------------------------------------------------------------------------------
Fund information key

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC] Goal and strategy
          The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
          The fund's total return, measured year-by-year and over time.

[GRAPHIC] Main risks
          The major risk factors associated with the fund.

[GRAPHIC] Your expenses
          The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 3-31-05: -0.17%
Best quarter: Q2 '95, 6.57%
Worst quarter: Q2 '04, -2.56%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999    2000     2001    2002    2003     2004
19.46%   4.05%   9.66%   7.50%   -1.36%  10.39%    7.12%   7.36%   7.62%   4.53%

----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
----------------------------------------------------------------------------------------
                                                  1 year      5 year   10 year   Life of
                                                                                 Class C
Class A before tax                                -0.20%        6.40%     7.03%       --
Class A after tax on distributions                -1.87%        4.20%     4.46%       --
Class A after tax on distributions, with sale     -0.16%        4.10%     4.39%       --
Class B before tax                                -1.18%        6.34%     6.93%       --
Class C before tax (began 10-1-98)                 2.81%        6.64%        --    4.85%
----------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index       4.19%        8.00%     7.80%     5.90%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------------
Shareholder transaction expenses(1)                     Class A   Class B   Class C
-----------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                4.50%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%
-----------------------------------------------------------------------------------
Annual operating expenses                               Class A   Class B   Class C
-----------------------------------------------------------------------------------
Management fee                                          0.50%     0.50%     0.50%
Distribution and service (12b-1) fees                   0.30%     1.00%     1.00%
Other expenses                                          0.29%     0.29%     0.29%
Total fund operating expenses                           1.09%     1.79%     1.79%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                   $556        $781    $1,024    $1,719
Class B with redemption                   $682        $863    $1,170    $1,921
Class B without redemption                $182        $563    $  970    $1,921
Class C with redemption                   $282        $563    $  970    $2,105
Class C without redemption                $182        $563    $  970    $2,105

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

See page 27 for the management biographies.


FUND CODES
Class A      Ticker           JHNBX
             CUSIP            410223101
             Newspaper        BondA
             SEC number       811-2402
             JH fund number   21

Class B      Ticker           JHBBX
             CUSIP            410223309
             Newspaper        BondB
             SEC number       811-2402
             JH fund number   121

Class C      Ticker           JHCBX
             CUSIP            410223200
             Newspaper        --
             SEC number       811-2402
             JH fund number   521

Government Income Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities ("U.S. government securities"). There is no limit on the fund's average maturity.

U.S. government securities may be supported by:

o the full faith and credit of the United States government, such as Treasury bills, notes and bonds and Government National Mortgage Association Certificates

o the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation

o the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S.-dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the fund's portfolio, the managers consider interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in high-quality short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns

2005 return as of 3-31-05: -0.62%
Best quarter: Q2 '95, 6.40%
Worst quarter: Q2 '04, -2.90%


After-tax returns
After-tax returns are shown for Class B shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds. Class B calendar year total returns (without sales charges)


--------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999    2000     2001    2002    2003     2004
--------------------------------------------------------------------------------
17.74%   1.29%   8.67%   7.96%   -3.15%  11.35%    5.88%   9.45%   0.33%   1.93%

----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
----------------------------------------------------------------------------------------
                                                  1 year       5 year  10 year   Life of
                                                                                 Class C
Class A before tax                                -1.89%        5.51%     6.27%       --
Class B before tax                                -2.99%        5.38%     6.14%       --
Class B after tax on distributions                -4.20%        3.70%     3.98%       --
Class B after tax on distributions, with sale     -1.95%        3.56%     3.91%       --
Class C before tax (began 4-1-99)                  0.95%          --        --      4.64%
----------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index              3.48%        7.48%     7.46%     6.36%

[GRAPHIC] MAIN RISKS

The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Junk bonds and foreign securities could make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A      Class B    Class C
-----------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           4.50%        none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)      5.00%      1.00%
-----------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A      Class B    Class C
-----------------------------------------------------------------------------------------------
Management fee                                                     0.56%        0.56%      0.56%
Distribution and service (12b-1) fees                              0.25%        1.00%      1.00%
Other expenses                                                     0.29%        0.29%      0.29%
Total fund operating expenses                                      1.10%        1.85%      1.85%
Contractual management fee reduction (at least until 9-30-05)      0.01%        0.01%      0.01%
Net annual operating expenses                                      1.09%        1.84%      1.84%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                     $556      $783    $1,028    $1,729
Class B with redemption                     $687      $881    $1,200    $1,972
Class B without redemption                  $187      $581    $1,000    $1,972
Class C with redemption                     $287      $581    $1,000    $2,168
Class C without redemption                  $187      $581    $1,000    $2,168

1   A $4.00 fee will be charged for wire redemptions.
2 Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Jeffrey N. Given, CFA
Joined fund team in 1998

See page 27 for the management biographies.


FUND CODES
Class A      Ticker           JHGIX
             CUSIP            41014P854
             Newspaper        GvIncA
             SEC number       811-3006
             JH fund number   56

Class B      Ticker           TSGIX
             CUSIP            41014P847
             Newspaper        GvIncB
             SEC number       811-3006
             JH fund number   156

Class C      Ticker           TCGIX
             CUSIP            41014P797
             Newspaper        --
             SEC number       811-3006
             JH fund number   556

High Income Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks high current income. In pursuing this goal, the fund normally invests at least 80% of its assets in U.S. and foreign bonds and other debt securities rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in high yield bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and debt security selection.

In choosing individual debt securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The managers look at bonds of many different issuers, including foreign government and corporate debt securities from developed and emerging markets.

The fund may invest up to 15% of assets in non-U.S.-dollar-denominated securities. The fund may also use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted and illiquid securities.


In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 3-31-05: -1.05%

Best quarter: Q4 '01, 7.13%
Worst quarter: Q2 '02, -2.80%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
------------------------------------------------------------------------------
                                                          2002     2003     2004
                                                          1.58%   18.50%   6.31%

----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
----------------------------------------------------------------------------------------
                                                 1 year      5 year   10 year   Life of
                                                                                Class C
Class A before tax (began 3-1-01)                  1.52%       6.91%       --        --
Class A after tax on distributions                -0.62%       4.02%       --        --
Class A after tax on distributions, with sale      0.93%       4.08%       --        --
Class B before tax (began 3-1-01)                  0.57%         --      6.82%       --
Class C before tax (began 3-1-01)                  4.57%         --        --      7.47%
---------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index          10.87%       8.11%     8.11%     8.11%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                         Class A     Class B    Class C
------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                       4.50%       none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less            none(2)     5.00%      1.00%
------------------------------------------------------------------------------------------
Annual operating expenses                                   Class A     Class B    Class C
------------------------------------------------------------------------------------------
Management fee                                                 0.65%       0.65%      0.65%
Distribution and service (12b-1) fees                          0.30%       1.00%      1.00%
Other expenses                                                 0.61%       0.61%      0.61%
Total fund operating expenses                                  1.56%       2.26%      2.26%
Contractual expense reimbursement (at least until 9-30-05)     0.25%       0.25%      0.25%
Net annual operating expenses                                  1.31%       2.01%      2.01%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------
Expenses                                          Year 1      Year 3    Year 5   Year 10
----------------------------------------------------------------------------------------
Class A                                           $577        $897    $1,239    $2,203
Class B with redemption                           $704        $982    $1,387    $2,399
Class B without redemption                        $204        $682    $1,187    $2,399
Class C with redemption                           $304        $682    $1,187    $2,576
Class C without redemption                        $204        $682    $1,187    $2,576

1   A $4.00 fee will be charged for wire redemptions.
2 Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 2001

Daniel S. Janis, III
Joined fund team in 2001

See page 27 for the management biographies.


FUND CODES
Class A      Ticker           JAHIX
             CUSIP            410227870
             Newspaper        --
             SEC number       811-4651
             JH fund number   72

Class B      Ticker           JBHIX
             CUSIP            410227862
             Newspaper        --
             SEC number       811-4651
             JH fund number   172

Class C      Ticker           JCHIX
             CUSIP            410227854
             Newspaper        --
             SEC number       811-4651
             JH fund number   572

High Yield Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or by Moody's. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the manager concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the manager uses bottom-up research to find securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. Disclosure of Class A total returns has replaced prior Class B disclosure because as of December 31, 2003, Class A shares had 10 years of operating history and larger net assets.

Class A, total returns

2005 return as of 3-31-05: -1.80%

Best quarter: Q2 '03, 14.14%
Worst quarter: Q3 '98, -17.88%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999    2000     2001    2002    2003     2004
15.52%   15.96%  17.76%  -11.20% 10.91%  -7.40%    0.78%   0.44%   39.91%  9.00%

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
-----------------------------------------------------------------------------------------
                                                  1 year      5 year   10 year  Life of
                                                                                Class C
Class A before tax                                  4.09%       6.41%     7.81%       --
Class A after tax on distributions                  1.20%       2.28%     3.48%       --
Class A after tax on distributions, with sale       2.54%       2.75%     3.86%       --
Class B before tax                                  3.20%       6.36%     7.66%       --
Class C before tax (began 5-1-98)                   7.19%       6.60%       --      3.22%
-----------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index           10.87%       6.68%     8.27%     5.28%

[GRAPHIC] MAIN RISKS

The major factors in the fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                   Class A       Class B    Class C
--------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 4.50%         none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)       5.00%      1.00%
--------------------------------------------------------------------------------------
Annual operating expenses                             Class A       Class B    Class C
--------------------------------------------------------------------------------------
Management fee                                           0.51%         0.51%      0.51%
Distribution and service (12b-1) fees                    0.25%         1.00%      1.00%
Other expenses                                           0.21%         0.21%      0.21%
Total fund operating expenses                            0.97%         1.72%      1.72%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                   $545        $745    $  962    $1,586
Class B with redemption                   $675        $842    $1,133    $1,831
Class B without redemption                $175        $542    $  933    $1,831
Class C with redemption                   $275        $542    $  933    $2,030
Class C without redemption                $175        $542    $  933    $2,030

1   A $4.00 fee will be charged for wire redemptions.
2 Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGER

Arthur N. Calavritinos, CFA
Joined fund team in 1995

See page 27 for the management biographies.


FUND CODES
Class A      Ticker           JHHBX
             CUSIP            41014P839
             Newspaper        HiYldA
             SEC number       811-3006
             JH fund number   57

Class B      Ticker           TSHYX
             CUSIP            41014P821
             Newspaper        HiYldB
             SEC number       811-3006
             JH fund number   157

Class C      Ticker           JHYCX
             CUSIP            41014P813
             Newspaper        HiYldC
             SEC number       811-3006
             JH fund number   557

Investment Grade Bond Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 3-31-05: -0.36%
Best quarter: Q3 '01, 5.07%
Worst quarter: Q2 `04, -2.53%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues. Class A calendar year total returns (without sales charges)


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999    2000     2001    2002    2003     2004
10.27%   3.32%   8.79%   8.58%   -1.06%  11.02%    7.23%   9.61%   4.62%   3.60%

----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
----------------------------------------------------------------------------------------
                                                 1 year       5 year   10 year   Life of
                                                                                 Class C
Class A before tax                                -1.08%        6.18%     6.05%       --
Class A after tax on distributions                -2.56%        4.12%     3.66%       --
Class A after tax on distributions, with sale     -0.72%        4.00%     3.65%       --
Class B before tax                                -2.14%        6.07%     5.92%       --
Class C before tax (began 4-1-99)                  1.83%        6.38%       --      5.44%
----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index               4.34%        7.71%     7.72%     6.64%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                 Class A         Class B    Class C
--------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               4.50%           none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)         5.00%      1.00%
--------------------------------------------------------------------------------------
Annual operating expenses                           Class A         Class B    Class C
--------------------------------------------------------------------------------------
Management fee                                         0.40%           0.40%      0.40%
Distribution and service (12b-1) fees                  0.25%           1.00%      1.00%
Other expenses                                         0.38%           0.38%      0.38%
Total fund operating expenses                          1.03%           1.78%      1.78%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                   $550        $763    $  993    $1,653
Class B with redemption                   $681        $860    $1,164    $1,897
Class B without redemption                $181        $560    $  964    $1,897
Class C with redemption                   $281        $560    $  964    $2,095
Class C without redemption                $181        $560    $  964    $2,095

1   A $4.00 fee will be charged for wire redemptions.
2 Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Howard C. Greene, CFA
Joined fund team in 2003

Jeffrey N. Given, CFA
Joined fund team in 1998

See page 27 for the management biographies.


FUND CODES
Class A      Ticker           TAUSX
             CUSIP            41014P102
             Newspaper        InvGrBdA
             SEC number       811-3006
             JH fund number   55

Class B      Ticker           TSUSX
             CUSIP            41014P201
             Newspaper        InvGrBdB
             SEC number       811-3006
             JH fund number   155

Class C      Ticker           TCUSX
             CUSIP            41014P789
             Newspaper        --
             SEC number       811-3006
             JH fund number   555

Strategic Income Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o   U.S. government and agency securities

o   U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/ reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2005 return as of 3-31-05: -0.87%
Best quarter: Q2 '03, 7.11%
Worst quarter: Q2 '04, -3.25%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1995    1996    1997    1998     1999    2000     2001    2002    2003     2004
--------------------------------------------------------------------------------
18.73%   11.62%  12.67%  5.41%   3.35%   1.14%     4.90%   7.30%   16.88%  8.75%

----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
----------------------------------------------------------------------------------------
Class A before tax                                  3.85%       6.68%     8.44%       --
Class A after tax on distributions                  1.75%       3.70%     5.13%       --
Class A after tax on distributions, with sale       2.42%       3.80%     5.11%       --
Class B before tax                                  2.99%       6.62%     8.33%       --
Class C before tax (began 5-1-98)                   6.99%       6.92%       --      5.69%
----------------------------------------------------------------------------------------
Index 1                                            10.87%       6.68%     8.27%     5.28%
Index 2                                             3.42%       7.39%     7.43%     6.32%
Index 3                                            10.35%       8.79%     7.60%     7.69%

[GRAPHIC] MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

---------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A         Class B    Class C
---------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                4.50%           none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)         5.00%      1.00%
---------------------------------------------------------------------------------------
Annual operating expenses                            Class A         Class B    Class C
---------------------------------------------------------------------------------------
Management fee                                          0.36%           0.36%      0.36%
Distribution and service (12b-1) fees                   0.30%           1.00%      1.00%
Other expenses                                          0.24%           0.24%      0.24%
Total fund operating expenses                           0.90%           1.60%      1.60%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1      Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $538        $724    $  926    $1,508
Class B with redemption                  $663        $805    $1,071    $1,713
Class B without redemption               $163        $505    $  871    $1,713
Class C with redemption                  $263        $505    $  871    $1,900
Class C without redemption               $163        $505    $  871    $1,900

1   A $4.00 fee will be charged for wire redemptions.
2 Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

See page 27 for the management biographies.


FUND CODES
Class A      Ticker           JHFIX
             CUSIP            410227102
             Newspaper        StrIncA
             SEC number       811-4651
             JH fund number   91

Class B      Ticker           STIBX
             CUSIP            410227300
             Newspaper        StrIncB
             SEC number       811-4651
             JH fund number   191

Class C      Ticker           JSTCX
             CUSIP            410227888
             Newspaper        StrIncC
             SEC number       811-4651
             JH fund number   591

Your account
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
 Class A
--------------------------------------------------------------------------------
o   A front-end sales charge, as described at right.

o Distribution and service (12b-1) fees of 0.25% (0.30% for Bond, High Income and Strategic Income).

--------------------------------------------------------------------------------
 Class B
--------------------------------------------------------------------------------

o   No front-end sales charge; all your money goes to work for you right away.

o   Distribution and service (12b-1) fees of 1.00%.

o   A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C
--------------------------------------------------------------------------------

o   No front-end sales charge; all your money goes to work for you right away.

o   Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds, LLC may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                              As a % of          As a % of
Your investment                               offering price*    your investment
Up to $99,999                                 4.50%              4.71%
$100,000 - $249,999                           3.75%              3.90%
$250,000 - $499,999                           2.75%              2.83%
$500,000 - $999,999                           2.00%              2.04%
$1,000,000 and over                           See below

 * Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call 1-800-225-5291.


Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Your investment                                                   being sold
First $1M - $4,999,999                                              1.00%
Next $1 - $5M above that                                            0.50%
Next $1 or more above that                                          0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.


16 YOUR ACCOUNT

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                         CDSC on
Years after                                                          fund shares
purchase                                                              being sold
1st year                                                                   5.00%
2nd year                                                                   4.00%
3rd year                                                                   3.00%
4th year                                                                   3.00%
5th year                                                                   2.00%
6th year                                                                   1.00%
After 6th year                                                              none
--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                                        CDSC
1st year                                                                   1.00%
After 1st year                                                              none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 17

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o   to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

o   redemptions pursuant to a fund's right to liquidate an account less than
    $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o   to make certain distributions from a retirement plan

o   because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1   Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

    o   non-retirement account: $1,000

    o   retirement account: $500

    o   group investments: $250

    o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

    o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


18 YOUR ACCOUNT


------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
        Opening an account                                                      Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Make out a check for the investment amount,                        o  Make out a check for the investment amount
             payable to "John Hancock Signature Services,                          payable to "John Hancock Signature Services,
             Inc."                                                                 Inc."

          o  Deliver the check and your completed                               o  Fill out the detachable investment slip from an
             application to your financial representative,                         account statement. If no slip is available,
             or mail them to Signature Services (address                           include a note specifying the fund name, your
             below).                                                               share class, your account number and the
                                                                                   name(s) in which the account is registered.

                                                                                o  Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Call your financial representative or Signature                    o  Log on to www.jhfunds.com to process exchanges
             Services to request an exchange.                                      between funds.

                                                                                o  Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.

                                                                                o  Call your financial representative or Signature
                                                                                   Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Deliver your completed application to your                         o  Instruct your bank to wire the amount of your
             financial representative, or mail it to                               investment to:
             Signature Services.                                                       First Signature Bank & Trust
                                                                                       Account # 900000260
          o  Obtain your account number by calling your                                Routing # 211475000
             financial representative or Signature Services.
                                                                                Specify the fund name, your share class, your
          o  Instruct your bank to wire the amount of your                      account number and the name(s) in which the
             investment to:                                                     account is registered. Your bank may charge a fee
                 First Signature Bank & Trust                                   to wire funds.
                 Account # 900000260
                 Routing # 211475000

          Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      o  Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House (ACH)
                                                                                   system.

                                                                                o  Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                o  Log on to www.jhfunds.com to initiate purchases
                                                                                   using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      o  Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House (ACH)
                                                                                   system.

                                                                                o  Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                o  Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.

                                                                                o  Call your financial representative or call
                                                                                   Signature Services between 8 A.M. and 7 P.M.
                                                                                   Eastern Time on most business days.

--------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------

To open or add to an account using the Monthly Automatic
Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 19

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Accounts of any type.                                              o  Write a letter of instruction or complete a
                                                                                   stock power indicating the fund name, your
          o  Sales of any amount.                                                  share class, your account number, the name(s)
                                                                                   in which the account is registered and the
                                                                                   dollar value or number of shares you wish to
                                                                                   sell.

                                                                                o  Include all signatures and any additional
                                                                                   documents that may be required (see next page).

                                                                                o  Mail the materials to Signature Services.

                                                                                o  A check will be mailed to the name(s) and
                                                                                   address in which the account is registered, or
                                                                                   otherwise according to your letter of
                                                                                   instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Most accounts.                                                     o  Log on to www.jhfunds.com to initiate
                                                                                   redemptions from your funds.
          o  Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Most accounts.                                                     o  Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
          o  Sales of up to $100,000.                                              1-800-338-8080.

                                                                                o  Call your financial representative or call
                                                                                   Signature Services between 8 A.M. and 7 P.M.
                                                                                   Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Requests by letter to sell any amount.                             o  To verify that the Internet or telephone
                                                                                   redemption privilege is in place on an account,
          o  Requests by Internet or phone to sell up to                           or to request the form to add it to an existing
             $100,000.                                                             account, call Signature Services.

                                                                                o  Amounts of $1,000 or more will be wired on the
                                                                                   next business day. A $4 fee will be deducted
                                                                                   from your account.

                                                                                o  Amounts of less than $1,000 may be sent by EFT
                                                                                   or by check. Funds from EFT transactions are
                                                                                   generally available by the second business day.
                                                                                   Your bank may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Accounts of any type.                                              o  Obtain a current prospectus for the fund into
                                                                                   which you are exchanging by Internet or by
          o  Sales of any amount.                                                  calling your financial representative or
                                                                                   Signature Services.

                                                                                o  Log on to www.jhfunds.com to process exchanges
                                                                                   between your funds.

                                                                                o  Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.

                                                                                o  Call your financial representative or Signature
                                                                                   Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o  Government Income, Investment Grade Bond and                       o  Request checkwriting on your account
             Strategic Income only.                                                application.

          o  Any account with checkwriting privileges.                          o  Verify that the shares to be sold were
                                                                                   purchased more than 10 days earlier or were
          o  Sales of over $100 and up to $100,000.                                purchased by wire.

                                                                                o  Write a check for any amount over $100 and up
                                                                                   to $100,000.



20 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o   your address of record has changed within the past 30 days

o   you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests          [GRAPHIC]
--------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint, or UGMA/UTMA accounts (custodial                   o  Letter of instruction.
accounts for minors).
                                                                                o  On the letter, the signatures of all persons
                                                                                   authorized to sign for the account, exactly as
                                                                                   the account is registered.

                                                                                o  Signature guarantee if applicable (see above).


Owners of corporate, sole proprietorship, general partner or                    o  Letter of instruction.
association accounts.
                                                                                o  Corporate business/organization resolution,
                                                                                   certified within the past 12 months, or a John
                                                                                   Hancock Funds business/organization
                                                                                   certification form.

                                                                                o  On the letter and the resolution, the signature
                                                                                   of the person(s) authorized to sign for the
                                                                                   account.

                                                                                o  Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                                           o  Letter of instruction.

                                                                                o  On the letter, the signature(s) of the
                                                                                   trustee(s).

                                                                                o  Copy of the trust document certified within the
                                                                                   past 12 months or a John Hancock Funds trust
                                                                                   certification form.

                                                                                o  Signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a                   o  Letter of instruction signed by surviving
deceased co-tenant(s).                                                             tenant.

                                                                                o  Copy of death certificate.

                                                                                o  Signature guarantee if applicable (see above).

Executors of shareholder estates.                                               o  Letter of instruction signed by executor.

                                                                                o  Copy of order appointing executor, certified
                                                                                   within the past 12 months.

                                                                                o  Signature guarantee if applicable (see above).



Administrators, conservators, guardians and other sellers or account
types not listed above.                                                         o  Call 1-800-225-5291 for instructions.

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday.Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the



22 YOUR ACCOUNT
redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a signifi-cant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).



                                                                 YOUR ACCOUNT 23

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
o   after any changes of name or address of the registered owner(s)
o   in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your account may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.


24 YOUR ACCOUNT

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o   Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o   Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.



                                                                 YOUR ACCOUNT 25

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Government Income, High Income, High Yield and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Government Income, High Income, High Yield and Investment Grade Bond Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Bond                                                                       0.50%
Government Income                                                          0.53%*
High Income                                                                0.43%*
High Yield                                                                 0.51%
Investment Grade Bond                                                      0.40%
Strategic Income                                                           0.36%

*After expense reimbursement.

--------------------------------------------------
                   Shareholders
--------------------------------------------------

--------------------------------------------------
           Financial services firms and
               their representatives

    Advise current and prospective shareholders
         on their fund investments, often
   in the context of an overall financial plan.
--------------------------------------------------

Distribution and
shareholder services

--------------------------------------------------
               Principal distributor
              John Hancock Funds, LLC

         Markets the funds and distributes
          shares through selling brokers,
      financial planners and other financial
                 representatives.
--------------------------------------------------

--------------------------------------------------
                  Transfer agent
       John Hancock Signature Services, Inc.

      Handles shareholder services, including
    record-keeping and statements, distribution
    of dividends and processing of buy and sell
                     requests.
--------------------------------------------------

--------------------------------------------------
                Investment adviser
            John Hancock Advisers, LLC

                601 Congress Street
               Boston, MA 02210-2805
         Manages the funds' business and
              investment activities.

--------------------------------------------------

--------------------------------------------------
                     Custodian
               The Bank of New York
                  One Wall Street
                New York, NY 10286

         Holds the funds' assets, settles
         all portfolio trades and collects
        most of the valuation data required
          for calculating the funds' NAV.
--------------------------------------------------

                                  Asset management

--------------------------------------------------
                     Trustees
          Oversee the funds' activities.
--------------------------------------------------


26 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years.

Arthur N. Calavritinos, CFA
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1988
Began business career in 1986


Frederick L. Cavanaugh, Jr.
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975


Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986


Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Joined John Hancock Advisers in 1993
Began business career in 1993


Howard C. Greene, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002 Vice president at Sun Life Financial Services Company of Canada (1987-2002)
Began business career in 1979


Daniel S. Janis, III
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984


Benjamin A. Matthews
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970


                                                                 FUND DETAILS 27

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures for the years ended 5-31-03 and 5-31-04 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   14.76     $   13.93     $   14.69     $   14.71     $   15.69
Net investment income(3)                                         0.96          0.92          0.82          0.72          0.70
Net realized and unrealized gain (loss) on investments          (0.83)         0.76          0.06          1.02         (0.65)
Total from investment operations                                 0.13          1.68          0.88          1.74          0.05
Less distributions
From net investment income                                      (0.96)        (0.92)        (0.86)        (0.76)        (0.76)
Net asset value, end of period                              $   13.93     $   14.69     $   14.71     $   15.69     $   14.98
Total return(4)(%)                                               0.97         12.38          6.10         12.26          0.31
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $   1,098     $   1,140     $   1,144     $   1,192     $   1,047
Ratio of expenses to average net assets (%)                      1.11          1.12          1.11          1.12          1.09
Ratio of net investment income to average net assets (%)         6.69          6.38          5.51          4.84          4.55
Portfolio turnover (%)                                            162           235           189           273           241

CLASS B SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   14.76     $   13.93     $   14.69     $   14.71     $   15.69
Net investment income(3)                                         0.86          0.83          0.72          0.62          0.59
Net realized and unrealized gain (loss) on investments          (0.83)         0.76          0.06          1.02         (0.65)
Total from investment operations                                 0.03          1.59          0.78          1.64         (0.06)
Less distributions
From net investment income                                      (0.86)        (0.83)        (0.76)        (0.66)        (0.65)
Net asset value, end of period                              $   13.93     $   14.69     $   14.71     $   15.69     $   14.98
Total return(4)(%)                                               0.27         11.64          5.37         11.48         (0.39)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     197     $     218     $     236     $     233     $     164
Ratio of expenses to average net assets (%)                      1.81          1.78          1.81          1.82          1.79
Ratio of net investment income to average net assets (%)         6.00          5.71          4.81          4.15          3.84
Portfolio turnover (%)                                            162           235           189           273           241

CLASS C SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   14.76     $   13.93     $   14.69     $   14.71     $   15.69
Net investment income(3)                                         0.85          0.82          0.72          0.62          0.59
Net realized and unrealized gain (loss) on investments          (0.83)         0.76          0.06          1.02         (0.64)
Total from investment operations                                 0.02          1.58          0.78          1.64         (0.05)
Less distributions
From net investment income                                      (0.85)        (0.82)        (0.76)        (0.66)        (0.66)
Net asset value, end of period                              $   13.93     $   14.69     $   14.71     $   15.69     $   14.98
Total return(4)(%)                                               0.28         11.60          5.36         11.48         (0.39)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $      24     $      26     $      44     $      45     $      32
Ratio of expenses to average net assets (%)                      1.80          1.82          1.81          1.82          1.79
Ratio of net investment income to average net assets (%)         6.01          5.66          4.81          4.15          3.84
Portfolio turnover (%)                                            162           235           189           273           241


1   Audited by previous auditor.
2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11% and 5.09% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
3   Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.


28 FUND DETAILS

Government Income Fund
Figures for the years ended 5-31-03 and 5-31-04 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.02     $    8.58     $    9.06     $    9.21     $    9.82
Net investment income(3)                                         0.55          0.55          0.47          0.36          0.30
Net realized and unrealized gain (loss) on investments          (0.44)         0.48          0.19          0.65         (0.61)
Total from investment operations                                 0.11          1.03          0.66          1.01         (0.31)
Less distributions
From net investment income                                      (0.55)        (0.55)        (0.51)        (0.40)        (0.35)
Net asset value, end of period                              $    8.58     $    9.06     $    9.21     $    9.82     $    9.16
Total return(4,5) (%)                                            1.38         12.26          7.37         11.12         (3.13)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     505     $     521     $     532     $     565     $     456
Ratio of expenses to average net assets (%)                      1.05          1.02          1.04          1.04          1.07
Ratio of adjusted expenses to average net assets(6)(%)           1.18          1.15          1.17          1.17          1.17
Ratio of net investment income to average net assets (%)         6.31          6.13          5.04          3.76          3.20
Portfolio turnover (%)                                            106            68           110           400           411

CLASS B SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.02     $    8.58     $    9.06     $    9.21     $    9.82
Net investment income(3)                                         0.49          0.48          0.40          0.28          0.23
Net realized and unrealized gain (loss) on investments          (0.44)         0.48          0.19          0.65         (0.61)
Total from investment operations                                 0.05          0.96          0.59          0.93         (0.38)
Less distributions
From net investment income                                      (0.49)        (0.48)        (0.44)        (0.32)        (0.28)
Net asset value, end of period                              $    8.58     $    9.06     $    9.21     $    9.82     $    9.16
Total return(4,5) (%)                                            0.64         11.44          6.57         10.30         (3.85)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     113     $      93     $      86     $     128     $      63
Ratio of expenses to average net assets (%)                      1.78          1.75          1.79          1.79          1.82
Ratio of adjusted expenses to average net assets (%)             1.91          1.88          1.92          1.92          1.92
Ratio of net investment income to average (%) net assets(6)      5.58          5.41          4.29          2.97          2.39
Portfolio turnover (%)                                            106            68           110           400           411

CLASS C SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.02     $    8.58     $    9.06     $    9.21     $    9.82
Net investment income(3)                                         0.49          0.48          0.40          0.27          0.22
Net realized and unrealized gain (loss) on investments          (0.44)         0.48          0.19          0.66         (0.60)
Total from investment operations                                 0.05          0.96          0.59          0.93         (0.38)
Less distributions
From net investment income                                      (0.49)        (0.48)        (0.44)        (0.32)        (0.28)
Net asset value, end of period                              $    8.58     $    9.06     $    9.21     $    9.82     $    9.16
Total return(4,5) (%)                                            0.61         11.42          6.57         10.30         (3.85)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(7)  $       2     $       7     $      26     $       8
Ratio of expenses to average net assets (%)                      1.80          1.77          1.79          1.79          1.82
Ratio of adjusted expenses to average net assets(6)(%)           1.93          1.90          1.92          1.92          1.92
Ratio of net investment income to average net assets (%)         5.56          5.30          4.29          2.86          2.31
Portfolio turnover (%)                                            106            68           110           400           411

1   Audited by previous auditor.
2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04, and, had the Fund not made these changes to amortization, the ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
3   Based on the average of the shares outstanding.
4   Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6   Does not take into consideration expense reductions during the periods shown.
7   Less than $500,000.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended May 31, 2000, 2001, 2002, 2003 and 2004 would have been 1.25%, 12.13%, 7.24%, 10.99% and (3.23%) for
Class A, 0.51%, 11.31%, 6.44%, 10.17% and (3.95%) for Class B and 0.48%, 11.29%,
6.44%, 10.17% and (3.95%) for Class C, respectively.


                                                                 FUND DETAILS 29

High Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                5-31-01(1)  5-31-02     5-31-03     5-31-04
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 10.00     $  9.94     $  9.62    $  9.84
Net investment income(2)                                       0.15        0.81        0.69       0.65
Net realized and unrealized gain (loss) on investments        (0.07)      (0.27)       0.28      (0.06)
Total from investment operations                               0.08        0.54        0.97       0.59
Less distributions
From net investment income                                    (0.14)      (0.86)      (0.75)     (0.67)
Net asset value, end of period                              $  9.94     $  9.62     $  9.84    $  9.76
Total return(3,4) (%)                                          0.89(5)     5.63       10.88       6.02
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $    10     $    12     $    16    $    15
Ratio of expenses to average net assets (%)                    1.25(6)     1.24        1.31       1.31
Ratio of adjusted expenses to average net assets(7)(%)         2.42(6)     2.77        1.73       1.56
Ratio of net investment income to average net assets (%)       5.93(6)     8.24        7.36       6.50
Portfolio turnover (%)                                           13         113          97         73

CLASS B SHARES PERIOD ENDED:                                5-31-01(1)  5-31-02     5-31-03     5-31-04
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 10.00     $  9.94     $  9.62    $  9.84
Net investment income(2)                                       0.13        0.75        0.61       0.58
Net realized and unrealized gain (loss) investments           (0.06)      (0.27)       0.30      (0.06)
Total from investment operations                               0.07        0.48        0.91       0.52
Less distributions
From net investment income                                    (0.13)      (0.80)      (0.69)     (0.60)
Net asset value, end of period                              $  9.94     $  9.62     $  9.84    $  9.76
Total return(3,4) (%)                                          0.71(5)     4.99       10.11       5.28
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          --(8)  $     3     $    10    $    10
Ratio of expenses to average net assets (%)                    1.95(6)     1.90        2.01       2.01
Ratio of adjusted expenses to average net assets(7)(%)         3.12(6)     3.43        2.43       2.26
Ratio of net investment income to average net assets (%)       5.22(6)     7.58        6.53       5.81
Portfolio turnover (%)                                           13         113          97         73

CLASS C SHARES PERIOD ENDED:                                5-31-01(1)  5-31-02     5-31-03     5-31-04
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 10.00     $  9.94     $  9.62    $  9.84
Net investment income(2)                                       0.13        0.75        0.61       0.58
Net realized and unrealized gain (loss) on investments        (0.06)      (0.27)       0.30      (0.06)
Total from investment operations                               0.07        0.48        0.91       0.52
Less distributions
From net investment income                                    (0.13)      (0.80)      (0.69)     (0.60)
Net asset value, end of period                              $  9.94     $  9.62     $  9.84    $  9.76
Total return(3,4) (%)                                          0.71(5)     4.99       10.11       5.28
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          --(8)  $     2     $     3    $     4
Ratio of expenses to average net assets (%)                    1.95(6)     1.90        2.01       2.01
Ratio of adjusted expenses to average net assets(7)(%)         3.12(6)     3.43        2.43       2.26
Ratio of net investment income to average net assets (%)       5.22(6)     7.58        6.55       5.79
Portfolio turnover (%)                                           13         113          97         73

1   Class A, Class B and Class C shares began operations on 3-1-01.
2   Based on the average of the shares outstanding.
3   Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5   Not annualized.
6   Annualized.
7   Does not take into consideration expense reductions during the periods shown.
8   Less than $500,000.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period ended May 31, 2001 and the years ended May 31, 2002, 2003 and 2004 would have been 0.60%, 4.10%, 10.46%
and 5.77% for Class A, 0.42%, 3.46%, 9.69% and 5.03% for Class B, 0.42%, 3.46%,
9.69% and 5.03% for Class C, respectively.


30 FUND DETAILS

High Yield Fund
Figures for the years ended 5-31-03 and 5-31-04 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    6.57     $    5.87     $    5.11     $    4.72     $    4.69
Net investment income(3)                                         0.72          0.65          0.47          0.45          0.42
Net realized and unrealized gain (loss) on investments          (0.70)        (0.76)        (0.32)        (0.01)         0.37
Total from investment operations                                 0.02         (0.11)         0.15          0.44          0.79
Less distributions
From net investment income                                      (0.72)        (0.65)        (0.54)        (0.47)        (0.43)
Net asset value, end of period                              $    5.87     $    5.11     $    4.72     $    4.69     $    5.05
Total return(4)(%)                                               0.15         (1.82)         3.59         11.05         17.18
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     238     $     228     $     254     $     297     $     343
Ratio of expenses to average net assets (%)                      0.99          0.99          1.02          1.04          0.96
Ratio of net investment income to average net assets (%)        11.36         10.87          9.85         10.54          8.09
Portfolio turnover (%)                                             49            57            69            49            49

CLASS B SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    6.57     $    5.87     $    5.11     $    4.72     $    4.69
Net investment income(3)                                         0.67          0.61          0.43          0.42          0.39
Net realized and unrealized gain (loss) on investments          (0.70)        (0.76)        (0.32)        (0.01)         0.37
Total from investment operations                                (0.03)        (0.15)         0.11          0.41          0.76
Less distributions
From net investment income                                      (0.67)        (0.61)        (0.50)        (0.44)        (0.40)
Net asset value, end of period                              $    5.87     $    5.11     $    4.72     $    4.69     $    5.05
Total return(4)(%)                                              (0.61)        (2.51)         2.81         10.23         16.31
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     691     $     571     $     515     $     512     $     481
Ratio of expenses to average net assets (%)                      1.74          1.68          1.77          1.79          1.72
Ratio of net investment income to average net assets (%)        10.61         10.87          9.10          9.92          7.43
Portfolio turnover (%)                                             49            57            69            49            49

CLASS C SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    6.57     $    5.87     $    5.11     $    4.72     $    4.69
Net investment income(3)                                         0.67          0.61          0.43          0.41          0.38
Net realized and unrealized gain (loss) on investments          (0.70)        (0.76)        (0.32)           --(5)       0.38
Total from investment operations                                (0.03)        (0.15)         0.11          0.41          0.76
Less distributions
From net investment income                                      (0.67)        (0.61)        (0.50)        (0.44)        (0.40)
Net asset value, end of period                              $    5.87     $    5.11     $    4.72     $    4.69     $    5.05
Total return(4)(%)                                              (0.61)        (2.57)         2.81         10.23         16.31
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $      27     $      40     $      61     $     108     $     134
Ratio of expenses to average net assets (%)                      1.74          1.74          1.77          1.79          1.72
Ratio of net investment income to average net assets (%)        10.61         10.87          9.10          9.72          7.33
Portfolio turnover (%)                                             49            57            69            49            49

1   Audited by previous auditor.
2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
3   Based on the average of the shares outstanding.
4   Assumes dividend reinvestment and does not reflect the effect of sales charges.
5   Less than $0.01 per share.


                                                                 FUND DETAILS 31

Investment Grade Bond Fund
Figures for the years ended 5-31-03 and 5-31-04 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.55     $    9.18     $    9.64     $    9.78     $   10.47
Net investment income(3)                                         0.57          0.60          0.48          0.43          0.40
Net realized and unrealized gain (loss) on investments          (0.37)         0.46          0.19          0.75         (0.50)
Total from investment operations                                 0.20          1.06          0.67          1.18         (0.10)
Less distributions
From net investment income                                      (0.57)        (0.60)        (0.53)        (0.49)        (0.45)
Net asset value, end of period                              $    9.18     $    9.64     $    9.78     $   10.47     $    9.92
Total return(4)(%)                                               2.22         11.83          6.97         12.35         (0.97)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     138     $     145     $     159     $     176     $     144
Ratio of expenses to average net assets (%)                      1.07          1.05          1.02          1.03          1.03
Ratio of net investment income to average net assets (%)         6.08          6.30          4.93          4.30          3.92
Portfolio turnover (%)                                            300           328           573           693           312

CLASS B SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.55     $    9.18     $    9.64     $    9.78     $   10.47
Net investment income(3)                                         0.50          0.53          0.41          0.36          0.32
Net realized and unrealized gain (loss) on investments          (0.37)         0.46          0.19          0.74         (0.50)
Total from investment operations                                 0.13          0.99          0.60          1.10         (0.18)
Less distributions
From net investment income                                      (0.50)        (0.53)        (0.46)        (0.41)        (0.37)
Net asset value, end of period                              $    9.18     $    9.64     $    9.78     $   10.47     $    9.92
Total return(4)(%)                                               1.46         11.03          6.18         11.52         (1.71)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $      27     $      28     $      35     $      55     $      33
Ratio of expenses to average net assets (%)                      1.81          1.77          1.77          1.78          1.78
Ratio of net investment income to average net assets (%)         5.34          5.59          4.18          3.54          3.17
Portfolio turnover (%)                                            300           328           573           693           312

CLASS C SHARES PERIOD ENDED:                                  5-31-00(1)    5-31-01(1)  5-31-02(1,2)   5-31-03        5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.55     $    9.18     $    9.64     $    9.78     $   10.47
Net investment income(3)                                         0.50          0.53          0.40          0.35          0.32
Net realized and unrealized gain (loss) on investments          (0.37)         0.46          0.19          0.75         (0.50)
Total from investment operations                                 0.13          0.99          0.59          1.10         (0.18)
Less distributions
From net investment income                                      (0.50)        (0.53)        (0.45)        (0.41)        (0.37)
Net asset value, end of period                              $    9.18     $    9.64     $    9.78     $   10.47     $    9.92
Total return(4)(%)                                               1.44         11.00          6.17         11.52         (1.71)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(5)  $       2     $       7     $      12     $      10
Ratio of expenses to average net assets (%)                      1.82          1.80          1.77          1.78          1.78
Ratio of net investment income to average net assets (%)         5.33          5.42          4.18          3.48          3.17
Portfolio turnover (%)                                            300           328           573           693           312

1   Audited by previous auditor.
2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
3   Based on the average of the shares outstanding.
4   Assumes dividend reinvestment and does not reflect the effect of sales charges.
5   Less than $500,000.


32 FUND DETAILS

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.


CLASS A SHARES PERIOD ENDED:                                  5-31-00       5-31-01       5-31-02(1)    5-31-03       5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    7.46     $    6.97     $    6.61     $    6.49     $    7.08
Net investment income(2)                                         0.59          0.57          0.46          0.38          0.35
Net realized and unrealized gain (loss) on investments          (0.49)        (0.36)        (0.07)         0.65         (0.19)
Total from investment operations                                 0.10          0.21          0.39          1.03          0.16
Less distributions
From net investment income                                      (0.59)        (0.56)        (0.46)        (0.44)        (0.40)
From net realized gain                                             --            --            --            --         (0.15)
From capital paid in                                               --         (0.01)        (0.05)           --            --
                                                                (0.59)        (0.57)        (0.51)        (0.44)        (0.55)
Net asset value, end of period                              $    6.97     $    6.61     $    6.49     $    7.08     $    6.69
Total return(3)(%)                                               1.37          3.15          6.22         16.50          2.23
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     511     $     512     $     508     $     595     $     657
Ratio of expenses to average net assets (%)                      0.91          0.93          0.93          0.95          0.90
Ratio of net investment income to average net assets (%)         8.09          8.40          7.06          5.82          5.10
Portfolio turnover (%)                                             36(4)         48            69            71            42

CLASS B SHARES PERIOD ENDED:                                  5-31-00       5-31-01       5-31-02(1)    5-31-03       5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    7.46     $    6.97     $    6.61     $    6.49     $    7.08
Net investment income(2)                                         0.54          0.52          0.42          0.34          0.31
Net realized and unrealized gain (loss) on investments          (0.49)        (0.35)        (0.08)         0.64         (0.20)
Total from investment operations                                 0.05          0.17          0.34          0.98          0.11
Less distributions
From net investment income                                      (0.54)        (0.52)        (0.42)        (0.39)        (0.35)
From net realized gain                                             --            --            --            --         (0.15)
From capital paid in                                               --         (0.01)        (0.04)           --            --
                                                                (0.54)        (0.53)        (0.46)        (0.39)        (0.50)
Net asset value, end of period                              $    6.97     $    6.61     $    6.49     $    7.08     $    6.69
Total return(3)(%)                                               0.65          2.44          5.49         15.69          1.52
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     564     $     555     $     556     $     613     $     529
Ratio of expenses to average net assets (%)                      1.61          1.63          1.63          1.65          1.60
Ratio of net investment income to average net assets (%)         7.39          7.69          6.36          5.13          4.41
Portfolio turnover (%)                                             36(4)         48            69            71            42

CLASS C SHARES PERIOD ENDED:                                  5-31-00       5-31-01       5-31-02(1)    5-31-03       5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    7.46     $    6.97     $    6.61     $    6.49     $    7.08
Net investment income(2)                                         0.53          0.52          0.42          0.33          0.31
Net realized and unrealized gain (loss) on investments          (0.49)        (0.35)        (0.08)         0.65         (0.20)
Total from investment operations                                 0.04          0.17          0.34          0.98          0.11
Less distributions
From net investment income                                      (0.53)        (0.52)        (0.42)        (0.39)        (0.35)
From net realized gain                                             --            --            --            --         (0.15)
From capital paid in                                               --         (0.01)        (0.04)           --            --
                                                                (0.53)        (0.53)        (0.46)        (0.39)        (0.50)
Net asset value, end of period                              $    6.97     $    6.61     $    6.49     $    7.08     $    6.69
Total return(3)(%)                                               0.65          2.43          5.49         15.69          1.52
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $      36     $      69     $     121     $     256     $     279
Ratio of expenses to average net assets (%)                      1.61          1.63          1.64          1.65          1.60
Ratio of net investment income to average net assets (%)         7.39          7.65          6.35          4.99          4.39
Portfolio turnover (%)                                             36(4)         48            69            71            42

1 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.59%, 6.89% and 6.88% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
2   Based on the average of the shares outstanding.
3   Assumes dividend reinvestment and does not reflect the effect of sales charges.
4   Excludes merger activity.


                                                                 FUND DETAILS 33

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on John Hancock income funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


(C)2005 JOHN HANCOCK FUNDS, LLC                                       INCPN 7/05

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

--------------------------------------------------------------------------------


[LOGO]John Hancock


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805


 www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

JOHN HANCOCK
Income Funds

--------------------------------------------------------------------------------
Prospectus -- Institutional Class I                                    10.1.2004
--------------------------------------------------------------------------------

                                                                      as revised
                                                                       7.15.2005

Bond Fund

High Income Fund

Investment Grade Bond Fund

Strategic Income Fund

[LOGO]John Hancock
   ------------------
   JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
JOHN HANCOCK INCOME FUNDS -- INSTITUTIONAL CLASS I
--------------------------------------------------------------------------------
Bond Fund                                                                     4
High Income Fund                                                              6
Investment Grade Bond Fund                                                    8
Strategic Income Fund                                                        10

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy shares                                                           12
Opening an account                                                           12
Buying shares                                                                13
Selling shares                                                               14
Transaction policies                                                         16
Dividends and account policies                                               18
Additional investor services                                                 18

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                           19
Management biographies                                                       20
Financial highlights                                                         21

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
John Hancock Income Funds -- Institutional Class I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of March 31, 2005, managed approximately $30 billion in assets.

--------------------------------------------------------------------------------
Fund information key

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC] Goal and strategy
          The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
          The fund's total return, measured year-by-year and over time.

[GRAPHIC] Main risks
          The major risk factors associated with the fund.

[GRAPHIC] Your expenses
          The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns 2005 return as of 3-31-05: -0.09%
Best quarter: Q2 `03, 4.07%
Worst quarter: Q2 `04, -2.44%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                       2002       2003      2004
                                                       7.83%      8.08%     5.03%


--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                        Life of
                                                            1 year      Class I
Class I before tax (began 9-4-01)                             5.03%        6.52%
Class I after tax on distributions                            3.10%        4.37%
Class I after tax on distributions, with sale                 3.24%        4.26%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                  4.19%        6.52%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.50%
Other expenses                                                             0.13%
Total fund operating expenses                                              0.63%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                   $64         $202      $351     $786

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

See page 20 for the management biographies.


FUND CODES
Class I      Ticker           JHBIX
             CUSIP            410223408
             Newspaper        --
             SEC number       811-2402
             JH fund number   431

High Income Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks high current income. In pursuing this goal, the fund normally invests at least 80% of its assets in U.S. and foreign bonds and other debt securities rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in high yield bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and debt security selection.

In choosing individual debt securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The managers look at bonds of many different issuers, including foreign government and corporate debt securities from developed and emerging markets.

The fund may invest up to 15% of assets in non-U.S.-dollar-denominated securities. The fund may also use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted and illiquid securities.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows the fund's total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2005 return as of 3-31-05: -0.96%

Best quarter: Q4 '01, 7.20%
Worst quarter: Q2 '02, -2.74%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                       2002       2003      2004
                                                       1.85%     18.92%     6.69%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                        Life of
                                                            1 year      Class I
Class I before tax (began 3-1-01)                             6.69%        8.54%
Class I after tax on distributions                            4.30%        5.48%
Class I after tax on distributions, with sale                 4.29%        5.39%
--------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index                     10.87%        8.11%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.65%
Other expenses                                                             0.52%
Total fund operating expenses                                              1.17%
Contractual expense reimbursement (at least until 9-30-05)                 0.22%
Net annual operating expenses                                              0.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                   $97         $350      $622      $1,401

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 2001

Daniel S. Janis, III
Joined fund team in 2001

See page 20 for the management biographies.


FUND CODES
Class I      Ticker           JIHIX
             CUSIP            410227847
             Newspaper        --
             SEC number       811-4651
             JH fund number   472

Investment Grade Bond Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2005 return as of 3-31-05: -0.27%
Best quarter: Q3 '04, 2.94%
Worst quarter: Q2 `04, -2.45%

After-tax returns
After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                            2004
                                                                           4.05%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                        Life of
                                                            1 year      Class I
Class I before tax (began 7-28-03)                            4.05%        4.79%
Class I after tax on distributions                            2.33%        3.02%
Class I after tax on distributions, with sale                 2.61%        3.05%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                          4.34%        4.83%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.40%
Other expenses                                                             0.08%
Total fund operating expenses                                              0.48%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                   $49         $154      $269      $604

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Howard C. Greene, CFA
Joined fund team in 2003

Jeffrey N. Given, CFA
Joined fund team in 1998

See page 20 for the management biographies.


FUND CODES
Class I      Ticker           TIUSX
             CUSIP            41014P771
             Newspaper        --
             SEC number       811-3006
             JH fund number   455

Strategic Income Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o   U.S. government and agency securities

o   U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

2005 return as of 3-31-05: -0.78%
Best quarter: Q2 '03, 7.10%
Worst quarter: Q2 `04, -3.16%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.- dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                       2002       2003      2004
                                                       7.77%     17.09%     9.17%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                        Life of
                                                           1 year       Class I
Class I before tax (began 9-4-01)                            9.17%        10.50%
Class I after tax on distributions                           6.81%         7.52%
Class I after tax on distributions, with sale                5.86%         7.13%
--------------------------------------------------------------------------------
Index 1                                                     10.87%        10.03%
Index 2                                                      3.42%         5.67%
Index 3                                                     10.35%        12.88%

[GRAPHIC] MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o   Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.36%
Other expenses                                                             0.15%
Total fund operating expenses                                              0.51%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1      Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                   $52         $164      $285      $640

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

See page 20 for the management biographies.


FUND CODES
Class I      Ticker           JSTIX
             CUSIP            410227839
             Newspaper        --
             SEC number       811-4651
             JH fund number   491

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o   Retirement and other benefit plans and their participants

o   Rollover assets for participants whose plans are invested in the fund

o   Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Accounts registered to insurance companies, trust companies and bank trust departments

o   Investment companies not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform programs

o   Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with these and other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1   Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account.

5   Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds, LLC may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.


12 YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
          Opening an account                                                    Adding to an account

------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o   Make out a check for the investment amount,                       o   Make out a check for the investment amount
              payable to "John Hancock Signature Services,                          payable to "John Hancock Signature Services,
              Inc."                                                                 Inc."

          o   Deliver the check and your completed                              o   If your account statement has a detachable
              application to your financial representative,                         investment slip, please complete in its
              or mail them to Signature Services (address                           entirety. If no slip is available, include a
              below).                                                               note specifying the fund name(s), your share
                                                                                    class, your account number and the name(s) in
                                                                                    which the account is registered.

                                                                                o   Deliver the check and investment slip or note
                                                                                    to your financial representative, or mail them
                                                                                    to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o   Call your financial representative or                             o   Call your financial representative or
              Signature Services to request an exchange.                            Signature Services to request an exchange.

          o   You may only exchange for shares of other                         o   You may only exchange for shares of other
              institutional funds, Class I shares or Money                          institutional funds, Class I shares or Money
              Market Fund Class A shares.                                           Market Fund Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o   Deliver your completed application to your                        o   Instruct your bank to wire the amount of your
              financial representative or mail it to                                investment to:
              Signature Services.                                                       First Signature Bank & Trust
                                                                                        Account # 900022260
          o   Obtain your account number by calling your                                Routing # 211475000
              financial repre sentative or Signature
              Services.                                                         Specify the fund name(s), your share class, your
                                                                                account number and the name(s) in which the
          o   Instruct your bank to wire the amount of your                     account is registered. Your bank may charge a fee
              investment to:                                                    to wire funds.
                  First Signature Bank & Trust
                  Account # 900022260
                  Routing # 211475000

          Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                      o   Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House (ACH)
                                                                                    system.

                                                                                o   Complete the "To Purchase, Exchange or Redeem
                                                                                    Shares via Telephone" and "Bank Information"
                                                                                    sections on your account application.

                                                                                o   Call Signature Services between 8:30 A.M. and
                                                                                    5:00 P.M. Eastern Time on most business days
                                                                                    to verify that these features are in place on
                                                                                    your account.

                                                                                o   Call your financial representative or
                                                                                    Signature Services with the fund name(s), your
                                                                                    share class, your account number, the name(s)
                                                                                    in which the account is registered and the
                                                                                    amount of your investment.


--------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
--------------------------------------------------

                                                                 YOUR ACCOUNT 13

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o   Sales of any amount.                                              o   Write a letter of instruction indicating the
                                                                                    fund name, your account number, your share
                                                                                    class, the name(s) in which the account is
                                                                                    registered and the dollar value or number of
                                                                                    shares you wish to sell.

                                                                                o   Include all signatures and any additional
                                                                                    documents that may be required (see next
                                                                                    page).

                                                                                o   Mail the materials to Signature Services.

                                                                                o   A check or wire will be sent according to your
                                                                                    letter of instruction.

                                                                                o   Certain requests will require a Medallion
                                                                                    signature guarantee. Please refer to "Selling
                                                                                    shares in writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] Amounts up to $100,000:
          o   Most accounts.                                                    o   Redemption proceeds of up to $100,000 may be
                                                                                    sent by wire or by check. A check will be
                                                                                    mailed to the exact name(s) and address on the
                                                                                    account.

                                                                                o   To place your request with a representative at
                                                                                    John Hancock Funds, call Signature Services
                                                                                    between 8:30 A.M. and 5:00 P.M. Eastern Time
                                                                                    on most business days or your financial
                                                                                    representative.

          Amounts up to $5 million:

          o   Available to the following types of accounts:                     o   Redemption proceeds exceeding $100,000 must be
              custodial accounts held by banks, trust                               wired to your designated bank account.
              companies or broker-dealers; endowments and
              foundations; corporate accounts; group                            o   Redemption proceeds exceeding $100,000 and
              retirement plans; and pension accounts                                sent by check will require a letter of
              (excluding IRAs, 403(b) plans and all John                            instruction with a Medallion signature
              Hancock custodial retirement accounts).                               guarantee. Please refer to "Selling shares in
                                                                                    writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] o   Requests by letter to sell any amount.                            o   To verify that the telephone redemption
                                                                                    privilege is in place on an account, or to
          o   Qualified requests by phone to sell up to $5                          request the forms to add it to an existing
              million (accounts with telephone redemption                           account, call Signature Services.
              privileges).
                                                                                o   Amounts of $5 million or more will be wired on
                                                                                    the next business day.

                                                                                o   Amounts up to $100,000 may be sent by EFT or
                                                                                    by check. Funds from EFT transactions are
                                                                                    generally available by the second business
                                                                                    day. Your bank may charge a fee for this
                                                                                    service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] o   Sales of any amount.                                              o   Obtain a current prospectus for the fund into
                                                                                    which you are exchanging by calling your
                                                                                    financial representative or Signature
                                                                                    Services.

                                                                                o   You may only exchange for shares of other
                                                                                    institutional funds, Class I shares or Money
                                                                                    Market Fund Class A shares.

                                                                                o   Call your financial representative or
                                                                                    Signature Services to request an exchange.


14 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o   your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial                    o   Letter of instruction.
accounts for minors).
                                                                                o   On the letter, the signatures of all persons
                                                                                    authorized to sign for the account, exactly as
                                                                                    the account is registered.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

Owners of corporate, sole proprietorship, general partner or                    o   Letter of instruction.
association accounts.
                                                                                o   Corporate business/organization resolution,
                                                                                    certified within the past 12 months, or a John
                                                                                    Hancock Funds business/organization
                                                                                    certification form.

                                                                                o   On the letter and the resolution, the
                                                                                    signature of the person(s) authorized to sign
                                                                                    for the account.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

Owners or trustees of retirement plan, pension trust and                        o   Letter of instruction.
trust accounts.
                                                                                o   On the letter, the signature(s) of the
                                                                                    trustee(s).

                                                                                o   Copy of the trust document certified within
                                                                                    the past 12 months or a John Hancock Funds
                                                                                    trust certification form.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

Joint tenancy shareholders with rights of survivorship with a                   o   Letter of instruction signed by surviving
deceased co-tenant(s).                                                              tenant.

                                                                                o   Copy of death certificate.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

Executors of shareholder estates.                                               o   Letter of instruction signed by executor.

                                                                                o   Copy of order appointing executor, certified
                                                                                    within the past 12 months.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

Administrators, conservators, guardians and other sellers or account            o   Call 1-888-972-8696 for instructions.
types not listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.



16 YOUR ACCOUNT

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or



                                                                YOUR ACCOUNT  17
large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certifi-cates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o   after any changes of name or address of the registered owner(s)
o   in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare income dividends daily and pay them monthly. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional. Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.


18 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the High Income and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of the Bond, High Income and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to changing its 80% policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Bond                                                                       0.50%
High Income                                                                0.43%*
Investment Grade Bond                                                      0.40%
Strategic Income                                                           0.36%

*After expense reimbursement


                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years.

Frederick L. Cavanaugh, Jr.
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975


Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986


Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Joined John Hancock Advisers in 1993
Began business career in 1993


Howard C. Greene, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president at Sun Life Financial
Services Company of Canada (1987-2002)
Began business career in 1979


Daniel S. Janis, III
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984


Benjamin A. Matthews
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970


20 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class I shares of the Investment Grade Bond Fund have existed for less than a full calendar year, financial highlights are also provided for the fund's Class A shares, which are offered in a separate prospectus.

Bond Fund
Figures for the years ended 5-31-03 and 5-31-04 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES    PERIOD ENDED:                             5-31-02(1,2,3)   5-31-03      5-31-04
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  14.96      $  14.71     $  15.69
Net investment income(4)                                         0.66          0.78         0.76
Net realized and unrealized gain (loss) on investments          (0.21)         1.02        (0.64)
Total from investment operations                                 0.45          1.80         0.12
Less distributions
From net investment income                                      (0.70)        (0.82)       (0.83)
Net asset value, end of period                               $  14.71      $  15.69     $  14.98
Total return(5)(%)                                               3.04(6)      12.71         0.78
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(7)   $      9     $      5
Ratio of expenses to average net assets (%)                      0.68(8)       0.72         0.63
Ratio of net investment income to average net assets (%)         5.94(8)       5.23         4.98
Portfolio turnover (%)                                            189           273          241

1   Audited by previous auditor.
2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized losses per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 6.24%.
3   Class I shares began operations on 9-4-01.
4   Based on the average of the shares outstanding.
5   Assumes dividend reinvestment and does not reflect the effect of sales charges.
6   Not annualized.
7   Less than $500,000.
8   Annualized.


                                                                 FUND DETAILS 21

High Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED:                                    5-31-01(1)  5-31-02     5-31-03    5-31-04
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.00     $  9.94     $  9.62    $  9.84
Net investment income(2)                                           0.15        0.83        0.72       0.69
Net realized and unrealized gain (loss) on investments            (0.06)      (0.27)       0.28      (0.07)
Total from investment operations                                   0.09        0.56        1.00       0.62
Less distributions
From net investment income                                        (0.15)      (0.88)      (0.78)     (0.70)
Net asset value, end of period                                  $  9.94     $  9.62     $  9.84    $  9.76
Total return(3,4) (%)                                              0.96(5)     5.89       11.24       6.40
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              --(6)       --(6)       --(6)      --(6)
Ratio of expenses to average net assets (%)                        0.95(7)     0.98        0.98       0.95
Ratio of adjusted expenses to average net assets(8)(%)             2.12(7)     2.51        1.40       1.17
Ratio of net investment income to average net assets (%)           6.23(7)     8.49        7.73       6.87
Portfolio turnover (%)                                               13         113          97         73

1   Class I shares began operations on 3-1-01.
2   Based on the average of the shares outstanding.
3   Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5   Not annualized.
6   Less than $500,000.
7   Annualized.
8 Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period ended May 31, 2001, and the years ended May 31, 2002 and 2003, would have been 0.67%, 4.36% and 10.82%, respectively.


22 FUND DETAILS

Investment Grade Bond Fund
Figures audited by Deloitte & Touche LLP.

CLASS I SHARES     PERIOD ENDED:                                                                                      5-31-04(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                 $  10.17
Net investment income(2)                                                                                                 0.46
Net realized and unrealized loss on investments                                                                         (0.29)
Total from investment operations                                                                                         0.17
Less distributions
From net investment income                                                                                              (0.42)
Net asset value, end of period                                                                                       $   9.92
Total return(3)(%)                                                                                                       2.34(4)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                                    --(5)
Ratio of expenses to average net assets (%)                                                                              0.48(6)
Ratio of net investment income to average net assets (%)                                                                 4.59(6)
Portfolio turnover (%)                                                                                                    312

CLASS A  SHARES    PERIOD ENDED:                              5-31-00(7)    5-31-01(7)    5-31-02(7,8)  5-31-03       5-31-04
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    9.55     $    9.18     $    9.64     $    9.78     $   10.47
Net investment income(2)                                         0.57          0.60          0.48          0.43          0.40
Net realized and unrealized gain (loss) on investments          (0.37)         0.46          0.19          0.75         (0.50)
Total from investment operations                                 0.20          1.06          0.67          1.18         (0.10)
Less distributions
From net investment income                                      (0.57)        (0.60)        (0.53)        (0.49)        (0.45)
Net asset value, end of period                              $    9.18     $    9.64     $    9.78     $   10.47     $    9.92
Total return(3)(%)                                               2.22         11.83          6.97         12.35         (0.97)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     138     $     145     $     159     $     176     $     144
Ratio of expenses to average net assets (%)                      1.07          1.05          1.02          1.03          1.03
Ratio of net investment income to average net assets (%)         6.08          6.30          4.93          4.30          3.92
Portfolio turnover (%)                                            300           328           573           693           312

1   Class I shares began operations on 7-28-03.
2   Based on the average of the shares outstanding.
3   Assumes dividend reinvestment and does not reflect the effect of sales charges.
4   Not annualized.
5   Less than $500,000.
6   Annualized.
7   Audited by previous auditor.
8 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42% for Class A shares. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.


                                                                FUUND DETAILS 23

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES     PERIOD ENDED:                                5-31-02(1,2)    5-31-03         5-31-04
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   6.61        $   6.49       $   7.08
Net investment income(3)                                           0.35            0.50           0.34
Net realized and unrealized gain (loss) on investments            (0.08)           0.56          (0.17)
Total from investment operations                                   0.27            1.06
Less distributions
From net investment income                                        (0.36)          (0.47)         (0.41)
From net realized gain                                               --              --          (0.15)
From capital paid in                                              (0.03)             --             --
                                                                  (0.39)          (0.47)         (0.56)
Net asset value, end of period                                 $   6.49        $   7.08       $   6.69
Total return(4)(%)                                                 4.34(5)        16.97           2.41
--------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              --(6)           --(6)    $      1
Ratio of expenses to average net assets (%)                        0.60(7)         0.55           0.48
Ratio of net investment income to average net assets (%)           7.39(7)         6.29           5.14
Portfolio turnover (%)                                               69              71             42

1 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the period ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.92%.
2   Class I shares began operations on 9-4-01.
3   Based on the average of the shares outstanding.
4   Assumes dividend reinvestment and does not reflect the effect of sales charges
5   Not annualized.
6   Less than $500,000.
7   Annualized.


24 FUND DETAILS

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(c)2005 JOHN HANCOCK FUNDS, LLC                                       KICPN 7/05

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov
--------------------------------------------------------------------------------

[LOGO]John Hancock


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805


www.jhfunds.com

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